Liability related to future royalties and sales milestones, net - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Nov. 06, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) unit payment	Nov. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) unit	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Class of Warrant or Right [Line Items]
Number of shares issued in transaction (shares) | shares	17,985,611
Gross proceeds from sale of stock	$ 100.0
Exercise price, per warrant or right (in usd per share) | $ / shares	$ 7.35
Number of development payments | payment		2
Debt financing commitment, maximum amount to be received	$ 150.0
Number of units of accounting | unit		3		3
Deduction of royalties payable		0.5		0.5
Patent costs				$ 1.6	$ 1.7	$ 2.1
American Depositary Shares Under Blackstone Agreement
Class of Warrant or Right [Line Items]
Securities called by warrants (in shares) | shares	3,265,306
Ordinary shares
Class of Warrant or Right [Line Items]
Number of shares issued in transaction (shares) | shares	17,985,611				3,787,972
Per share price of issuance (usd per share) | $ / shares	$ 5.56
Gross proceeds from sale of stock	$ 100.0
Ordinary shares | Ordinary Shares Represented by ADSs Under Blackstone Agreement
Class of Warrant or Right [Line Items]
Securities called by warrants (in shares) | shares	3,265,306
Blackstone
Class of Warrant or Right [Line Items]
Variable consideration amount, agreement inception				150.0
Blackstone | Estimate of Fair Value Measurement | Investor
Class of Warrant or Right [Line Items]
Related Party Transaction, Amounts Of Transaction, Allocated Based On Relative Fair Value				150.0
Net allocated consideration based on relative fair value after transaction costs				147.4
Affiliated Entity | Blackstone
Class of Warrant or Right [Line Items]
Liability related to the sale of future royalties and sales milestones, net (Blackstone Financing Agreement), gross proceeds			$ 50.0
Remaining performance obligation, variable consideration amount	$ 100.0	$ 30.0		30.0
Liability related to future royalties and sales milestones, net		$ 35.0		35.0
Liability Related To The Sale Of Future Royalties And Sales Milestones, Net [Member] | Blackstone | Estimate of Fair Value Measurement | Investor
Class of Warrant or Right [Line Items]
Related Party Transaction, Amounts Of Transaction, Allocated Based On Relative Fair Value				46.4
Net allocated consideration based on relative fair value after transaction costs				$ 45.9
Strategic Collaboration and Financing Agreement
Class of Warrant or Right [Line Items]
Effective percentage		15.80%		15.80%	15.80%